SCHEDULE OF CASH ON HAND AND CASH AT BANK (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash on hand		¥ 23	¥ 28
Total cash balances held at financial institutions		526,717	656,151
Total cash balances	$ 76,370	526,740	656,179
CHINA
Total cash balances held at financial institutions		351,310	346,721
CHINA | RMB Curreny [Member]
Total cash balances held at financial institutions		209,053	224,984
CHINA | US Dollar [Member]
Total cash balances held at financial institutions		142,257	121,721
CHINA | Honk Kong Dollar [Member]
Total cash balances held at financial institutions			16
HONG KONG
Total cash balances held at financial institutions		105,357	263,095
HONG KONG | RMB Curreny [Member]
Total cash balances held at financial institutions			64,726
HONG KONG | US Dollar [Member]
Total cash balances held at financial institutions		105,357	192,427
HONG KONG | Honk Kong Dollar [Member]
Total cash balances held at financial institutions			5,942
JAPAN
Total cash balances held at financial institutions		53,464	8,890
JAPAN | Japanese Yen Currency [Member]
Total cash balances held at financial institutions		53,464	8,890
MALAYSIA
Total cash balances held at financial institutions		3,427	4,017
MALAYSIA | US Dollar [Member]
Total cash balances held at financial institutions		3,099	3,912
MALAYSIA | Malaysian Ringgit Currency [Member]
Total cash balances held at financial institutions		328	105
SINGAPORE
Total cash balances held at financial institutions		7,814	322
SINGAPORE | US Dollar [Member]
Total cash balances held at financial institutions		301
SINGAPORE | Singapore Dollar [Member]
Total cash balances held at financial institutions		7,513	322
UNITED STATES
Total cash balances held at financial institutions		5,047	31,893
UNITED STATES | US Dollar [Member]
Total cash balances held at financial institutions		5,047	31,893
PHILIPPINES
Total cash balances held at financial institutions			1,213
PHILIPPINES | Philippines Currency [Member]
Total cash balances held at financial institutions			1,213
KOREA, REPUBLIC OF
Total cash balances held at financial institutions		298
KOREA, REPUBLIC OF | Korean Won Currency [Member]
Total cash balances held at financial institutions		¥ 298